Loans, Borrowings, Lease obligations and Other Financial Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Mar. 30, 2026	Jan. 09, 2026	Sep. 15, 2025	Mar. 10, 2025	Jun. 20, 2024	May 01, 2024	Apr. 20, 2020	Aug. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2015
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Credit agreement						$ 100,000
Loan facility, advance						55,000
Interest rate									2.50%
Bearing interest rate, percentage									4.00%
Number of issue warrants (in Shares)									1,243,060
Exercise price per share (in Dollars per share)									$ 2.4134
Term of issuance date					5 years
Warrant granted						2,100
Estimated volatility, percentage											72.99%
Loan amount							$ 2,316
Loan term							5 years
Aggregate earn-out amount								$ 82,500
Earn-out payable									$ 28,000	$ 40,000	$ 30,000
Cash outflows from investing activities									(18,558)	(1,636)	(3,931)
Cash outflows from financing activities									2,965	44,598	$ 32,280
Fair value of other financial liabilities									6,800
Other current financial liabilities									2,100
Aggregate earnout amount			$ 10,000
Equal annual installments term			4 years
Percentage of cash payable			50.00%
Percentage of cash payable or stock			50.00%
Contingent consideration amount									5,100
Top of Range [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Unrestricted cash and cash equivalents									$ 20,000	20,000
Lease terms									6 years
Bottom of Range [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Unrestricted cash and cash equivalents									$ 5,000	$ 5,000
Lease terms									3 years
Secured Overnight Financing Rate [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Interest rate									8.50%
OrbiMed Advisors LLC [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Credit agreement						$ 100,000
PPP Loans [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Interest rate							1.00%
GPS [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Cash outflows from investing activities									$ 19,700
Cash outflows from financing activities									8,300
Fair value of other financial liabilities									49,100
Other current financial liabilities									28,000
Mdxhealth option to settle earnout obligation [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Financial asset									$ 500
NovioGendix [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Interest rate									20.76%
Fair value of other financial liabilities												$ 100
Other operating income									$ 700
Other financial liabilities [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Contingent consideration amount									$ 0
OrbiMed Credit Agreement [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Estimated volatility, percentage						71.68%
Forecast [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Loan facility, advance	$ 20,000			$ 25,000
2026 [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Earnout obligation payment		$ 15,000
2027 [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Earnout obligation payment		18,000
2028 [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Earnout obligation payment		$ 21,500